NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2021
Description Of Business [Abstract]
NATURE OF BUSINESS

1. NATURE OF BUSINESS

Titan Medical Inc. (“Titan” or the “Company”) is a medical technology company focused on enhancing robotic assisted surgery using innovative technologies. The Enos™ robotic single access surgical system (the “Enos System”) is being developed with an ergonomic focus to provide a surgical experience that imitates real-life movements that surgeons demand and includes multi-articulating instruments designed to allow surgeons an increased range of motion in a confined space, with dexterity and the ability to exert the forces necessary to complete common surgical tasks. With the Enos system, Titan intends to initially pursue gynecologic surgical indications. By focusing on a single access point, the Company believes that patient trauma, post-operative pain and scarring can be reduced, and patients may be able to recover from surgery faster.

The Company is the successor corporation formed pursuant to two separate amalgamations under the Business Corporations Act (Ontario) on July 28, 2008. The address of the Company’s corporate office and its principal place of business is 76 Berkeley Street, Toronto, Ontario, Canada M5A 2W7. On May 29, 2020, the Company established Titan Medical USA Inc. (“Titan USA” or the “Subsidiary”), a Delaware corporation and a wholly owned subsidiary of the Company.